Related Parties and Others - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 29,790	₩ 31,247
Loans [member] | Daehan Kanggun BcN Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Xian Tianlong Science and Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,032	8,287
Loans [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	611	813
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	29,790	31,247
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	64,619	82,385
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,068	3,519
Accounts receivable - trade and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15	18
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	21	34
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,803	22,379
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	38,412	38,412
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,427	1,619
Accounts receivable - trade and others [member] | S.M. Culture & Contents Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	448
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,272	4,191
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	45,398	66,653
Accounts receivable - trade and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,033	1,808
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,050	3,254
Accounts receivable - trade and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15	13
Accounts receivable - trade and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	36	20
Accounts receivable - trade and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3	3
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,112	1,350
Accounts receivable - trade and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,965	1,213
Accounts receivable - trade and others [member] | SK Gas Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,941	1,769
Accounts receivable - trade and others [member] | Miscellaneous other related parties [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,998	2,783
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	17,153	12,213
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	681,916	571,711
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	148,066	149,574
Accounts payable - other and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	6,865	21,063
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,612	1,328
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	94	92
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	11,099	7,676
Accounts payable - other and others [member] | S.M. Culture & Contents Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	8,963
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,164	945
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	29,797	31,104
Accounts payable - other and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	69	4,975
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	267,297	247,728
Accounts payable - other and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	9,522	13,913
Accounts payable - other and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	58,346	24,918
Accounts payable - other and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	140,311	68,276
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	599	892
Accounts payable - other and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	582	113
Accounts payable - other and others [member] | SK Gas Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	9	9
Accounts payable - other and others [member] | Miscellaneous other related parties [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	27,318	30,209
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 504,053	₩ 391,033